REA-STATSUP-2

Statutory Prospectus Supplement dated September 24, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R, Y and Investor Class shares of the Fund listed below:

Invesco Real Estate Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Paul Curbo	Portfolio Manager (co-lead)	2007
Grant Jackson	Portfolio Manager (co-lead)	2018
Joe Rodriguez, Jr.	Portfolio Manager (co-lead)	1995
Mark Blackburn	Portfolio Manager	2000
James Cowen	Portfolio Manager	2015
Darin Turner	Portfolio Manager	2009
Ping-Ying Wang	Portfolio Manager	2006”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Paul Curbo (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

•	Grant Jackson (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.

•	Joe Rodriguez, Jr. (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 1995 and has been associated with Invesco and/or its affiliates since 1990.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.

•

James Cowen, Portfolio Manager, who has been responsible for the Fund since 2015. He has been a member of Invesco’s Real Estate Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

REA-STATSUP-2

AIS-STATSUP-4

Statutory Prospectus Supplement dated September 24, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Real Estate Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO REAL ESTATE FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Paul Curbo	Portfolio Manager (co-lead)	2007
Grant Jackson	Portfolio Manager (co-lead)	2018
Joe Rodriguez, Jr.	Portfolio Manager (co-lead)	1995
Mark Blackburn	Portfolio Manager	2000
James Cowen	Portfolio Manager	2015
Darin Turner	Portfolio Manager	2009
Ping-Ying Wang	Portfolio Manager	2006”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Real Estate Fund” in the prospectus:

•	“Paul Curbo (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

•	Grant Jackson (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.

•	Joe Rodriguez, Jr. (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 1995 and has been associated with Invesco and/or its affiliates since 1990.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.

•

James Cowen, Portfolio Manager, who has been responsible for the Fund since 2015. He has been a member of Invesco’s Real Estate Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.”

AIS-STATSUP-4